Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable [Abstract]
Accounts receivable		$ 18,864,241	$ 13,644,371
Allowance for expected credit losses		(118,669)	(106,475)
Net carrying amount	$ 15,747,491	$ 18,745,572	$ 13,537,896